Insurance	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Insurance
32.	INSURANCE

The Company maintains insurance policies to cover damages on certain assets, in accordance with orientation by specialists, as listed below, taking into account the nature and the degree of risk, for amounts considered sufficient to cover any significant losses related to its assets and responsibilities. The risk assumptions adopted, due to their nature, are not part of the scope of an audit of the financial statements, and consequently were not examined by the external auditors.

	Cover	Dates of cover	Amount insured (1)	Annual premium (1)
Companhia Energética de Minas Gerais
Facilities in buildings	Fire	01/08/2018 – 01/08/2019	R$53,348	R$12
Cemig Geração e Transmissão
Air transport / Aircraft	Fuselage Third party	04/29/2017 – 04/29/2018	US$4,675 US$14,000	US$58
Warehouse stores	Fire	10/02/2017 – 10/02/2018	R$14,931	R$21
Buildings	Fire	01/08/2018 – 01/08/2019	R$454,828	R$98
Telecoms equipment	Fire	01/08/2018 – 01/08/2019	R$11,514	R$5
Operational risk	—	12/07/2017 – 12/07/2018	R$1,333,711	R$1,790
Cemig Distribuição
Air transport / Aircraft / Guimbal equipment	Fuselage Third party	04/29/2017 – 04/29/2018	US$3,613 US$14,000	US$42
Warehouse stores	Fire	10/02/2017 – 10/02/2018	R$84,169	R$120
Facilities in buildings	Fire	01/08/2018 – 01/08/2019	R$1,003,221	R$217
Telecoms equipment	Fire	01/08/2018 – 01/08/2019	R$17,208	R$7
Operational risk – Transformers above 15MVA and other energy distribution equipment with value above R$ 1,000 (2)	Total	12/07/2017 – 12/07/2018	R$471,265	R$633
Gasmig
Gas distribution network / Third party	Third party	12/15/17 – 12/15/18	R$60,000	R$429
Own vehicle fleet (Operation)	Damage to third parties only	07/07/17 – 07/07/18	R$500	R$2
Own vehicle fleet (Directors)	Full cover	10/25/17 – 10/25/18	R$100	R$1
Facilities—multirisk	Robbery, theft and fire	01/01/17 – 01/01/18	R$41,374	R$50

(1)	Amounts expressed in R$ ‘000 or US$’000.
(2)	Maximum indemnity limit: R$ 231 million for Cemig GT; R$ 214 million for Cemig D.

The Company, except for its aircraft, does not have third party liability insurance covering accidents, and is not seeking proposals for this type of insurance. Additionally, the Company has not sought proposals for, and does not have current policies for, insurance against events that could affect its facilities such as earthquakes, floods, systemic failures or business interruption. The Company has not suffered significant losses arising from the above-mentioned risks. The Company has not suffered significant losses as a result of the above-mentioned risks.